CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unallocated Employee Stock Ownership Plan Shares [Member]
Balance at Jun. 30, 2011	$ 28,878	$ 38	$ 21,437	$ (26,690)	$ 35,920	$ (1,827)
Net Income	1,402				1,402
Other comprehensive income	442					442
Purchase of treasury stock
Purchases of ESOP shares
Expense for stock options vested	21		21
Cash dividends declared	(330)				(330)
Balance at Jun. 30, 2012	30,413	38	21,458	(26,690)	36,992	(1,385)
Net Income	1,080				1,080
Other comprehensive income	643					643
Purchase of treasury stock
Purchases of ESOP shares
Expense for stock options vested	20		20
Cash dividends declared	(328)				(328)
Balance at Jun. 30, 2013	31,828	38	21,478	(26,690)	37,744	(742)
Net Income	920				920
Other comprehensive income	322					322
Purchase of treasury stock	(10)			(10)
Purchases of ESOP shares	(950)						(950)
Expense for stock options vested	7		7
Cash dividends declared	(329)				(329)
Balance at Jun. 30, 2014	$ 31,788	$ 38	$ 21,485	$ (26,700)	$ 38,335	$ (420)	$ (950)